LOAN RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Superinet Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan receivable - current	$ 131,036	$ 127,232